Non-current assets held for sale and discontinued operations	12 Months Ended
Dec. 31, 2017
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Non-current assets held for sale and discontinued operations
18.	Non-current assets held for sale and discontinued operations

a)	The assets and liabilities related to ChipMOS Shanghai have been classified as non-current assets held for sale and liabilities directly related to non-current assets held for sale and presented as discontinued operations for meeting the definition of discontinued operations following the resolution of the Company’s Board of Directors on November 30, 2016 to sell 54.98% of ChipMOS Shanghai’s equity interest. The transaction was completed in March 2017, and subsequently, due to the loss of control but retention of significant influence, ChipMOS Shanghai was excluded from the consolidated financial statements and recorded as “Investments in associates”. Please refer to Note 13 for more details.

In March 2017, the Company received NT$2,230,544 thousand (US$75,255 thousand) in cash and recognized total gain on disposal of discontinued operations amounted to NT$1,843,234 thousand (US$62,187 thousand). Based on the fair value received and the book value of its investment, gain on disposal of 54.98% equity interest is equal to NT$999,630 thousand (US$33,726 thousand) and gain on fair value remeasurement of 45.02% retained investment is equal to NT$843,604 thousand (US$28,461 thousand).

b)	The cash flow information of the discontinued operations is as follows:

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Net cash generated from (used in) operating activities	1,072,628	(1,109,029)	(109,079)	(3,680)
Net cash used in investing activities	(205,292)	(1,331,564)	(272,925)	(9,208)
Net cash generated from (used in) financing activities	(91,234)	1,463,664	461,312	15,564
Effect of foreign exchange rate changes	(18,636)	(61,336)	(19,874)	(671)

Net increase (decrease) in cash and cash equivalents	757,466	(1,038,265)	59,434	2,005

c)	Assets of disposal group classified as non-current assets held for sale:

December 31,
2016
NT$000
Cash and cash equivalents	389,897
Accounts receivable	230,523
Other receivables	202,909
Inventories	136,842
Prepayments	15,943
Other current financial assets	1,193
Property, plant and equipment, net	2,033,968
Refundable deposits	113
Prepaid rent – non-current portion	82,291
Other non-current assets	11,392

3,105,071

d)	Liabilities of disposal group classified as liabilities directly related to non-current assets held for sale :

December 31,
2016
NT$000
Accounts payable	98,973
Other payables	177,178
Receipts in advance	6,687
Bank loans – current portion	7,614
Lease payable – current	27,702
Other current liabilities	34,276
Bank loans – non-current	106,461
Lease payable – non-current	27,702
Long-term deferred revenue	100,395
Guarantee deposits	651

587,639

e)	Equity of disposal group classified as amounts recognized in other comprehensive income and accumulated in equity relating to non-current assets held for sale :

December 31,
2016
NT$000
Foreign currency translation reserve	287,645

f)	Cumulative income or expense recognized in other comprehensive income relating to disposal group classified as held for sale:

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Exchange differences on translation of foreign operations	(27,893)	(195,972)	(287,645)	(9,705)

g)	The results of discontinued operations are as follows:

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Revenue	1,032,302	1,005,166	227,095	7,662
Cost of revenue	(1,050,075)	(986,004)	(195,078)	(6,582)
Operating expenses	(51,910)	(179,178)	(58,840)	(1,985)
Other operating income (expenses), net	8,469	13,753	1,429	48
Non-operating income (expenses), net	26,981	24,158	(2,887)	(97)

Loss from discontinued operations before income tax	(34,233)	(122,105)	(28,281)	(954)
Income tax expense	—	—	—	—

Loss from discontinued operations after income tax	(34,233)	(122,105)	(28,281)	(954)
Gain on disposal of discontinued operations	—	—	1,843,234	62,187

Profit (loss) from discontinued operations	(34,233)	(122,105)	1,814,953	61,233

Discontinued operations’ revenue is mainly from the segments of testing and assembly.